SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangements [Abstract]
Disclosure of share-based payment expense

	US Dollars
Figures in millions	2023	2022	2021
Equity-settled share incentive schemes
Deferred Share Plan (DSP)	15	18	22
Total share-based payment expense	15	18	22

Disclosure of fair value and terms of equity schemes

Award date (unexercised awards)	2018
Calculated fair value (in ZAR)	119.14
Vesting date 50%	22 Feb 2019
Vesting date 50%	22 Feb 2020
Expiry date	22 Feb 2028

Award date (unexercised awards)	2015
Calculated fair value (in ZAR)	129.94
Vesting date	3 Mar 2018
Expiry date	3 Mar 2025

Award date (unvested awards and awards vested during the year)	2023	2022	2021
Calculated fair value (in ZAR)	317.99	335.04	308.97
Award date	24 Feb 2023	24 Feb 2022	24 Feb 2021
Expiry date	25 Feb 2033	24 Feb 2032	25 Feb 2031

Disclosure of activity of equity schemes

	Number of shares
	2023	2022	2021
Awards outstanding at beginning of year	626,522	849,683	1,005,977
Awards lapsed during the year	—	(3,581)	—
Awards exercised during the year	(255,894)	(219,580)	(156,294)
Awards transferred to DSP Scheme	(370,628)	—	—
Awards outstanding and exercisable at end of year	—	626,522	849,683

	Number of shares
	2023	2022	2021
Awards outstanding at beginning of year	62,708	109,229	111,562
Awards exercised during the year	(33,899)	(46,521)	(2,333)
Awards transferred to DSP Scheme	(28,809)	—	—
Awards outstanding and exercisable at end of year	—	62,708	109,229

	Number of shares
	2023	2022	2021
Awards outstanding at beginning of year	2,483,608	2,692,383	2,289,762
Awards granted during the year	1,317,385	793,955	1,185,348
Awards lapsed during the year	(224,391)	(163,697)	(322,814)
Awards exercised during the year	(863,641)	(839,033)	(459,913)
Awards transferred from BSP scheme	370,628	—	—
Awards transferred from LTIP scheme	28,809	—	—
Awards outstanding at end of year	3,112,398	2,483,608	2,692,383
Awards exercisable at end of year	1,157,900	693,211	588,694